Segment Disclosures, Narrative Information (Details)	9 Months Ended
Sep. 30, 2012 segments
Segment Reporting Information
Number of operating segments (segments)	2
Segment reporting, foreign operations	We do not have any foreign operations.
Martinez Marine Terminal Acquisition
Segment Reporting Information
Effective date of Acquisition	Apr. 01, 2012
Long Beach Assets Acquisition
Segment Reporting Information
Effective date of Acquisition	Sep. 14, 2012
Anacortes Rail Facility Acquisition
Segment Reporting Information
Effective date of Acquisition	Nov. 15, 2012
Crude oil gathering system
Segment Reporting Information
Number of assets (assets)	1
Refined products terminals
Segment Reporting Information
Number of assets (assets)	8
Crude oil and refined products storage facility
Segment Reporting Information
Number of assets (assets)	1
Short-haul pipelines
Segment Reporting Information
Number of assets (assets)	5
Marine terminals
Segment Reporting Information
Number of assets (assets)	2
Rail unloading facility
Segment Reporting Information
Number of assets (assets)	1